EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Schedule of Statutory Surplus Reserve Activity [Table Text Block]
For the years ended December 31, 2013, 2012 and 2011, statutory surplus reserve activity was as follows:

	December 31,
	2013	2012	2011
	US$	US$	US$

Balance – beginning of year	75,489	74,469	72,226
Addition to statutory reserves	771	1,020	2,243
Balance –end of year	76,260	75,489	74,469

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The Company valued the stock options using the Black-Scholes model with the following assumptions:

	Expected				Grant Date
	Terms	Expected	Dividend	Risk Free	Fair Value
	(years)	Volatility	Yield	Interest Rate	Per share
Employees	5	126%	0%	0.83%	$1.22
Directors and officers	5	126%	0%	0.83%	$1.22
Chen Ping	5	192%	0%	1.41%	$2.30

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
The following is a summary of the option activity:

		Weighted Average	Aggregate
Stock options	Shares	Exercise Price	Intrinsic Value
Outstanding as of December 31, 2010	-
Granted	450,000
Forfeited	-
Exercised	-
Outstanding as of December 31, 2011	450,000	$1.45	$-
Granted	-
Forfeited	-
Exercised	-
Outstanding as of December 31, 2012	450,000	$1.45	$400,500
Granted	94000
Forfeited	(94,000)
Exercised	(8,000)
Outstanding as of December 31, 2013	442,000	$1.63	$994,160

Schedule of Share-based Compensation Shares Authorized Under Stock Option Plans by Exercise Price Range [Table Text Block]
Following is a summary of the status of options outstanding and exercisable at December 31, 2013:

Outstanding options			Exercisable options
		Average			Average
Average		remaining	Average		remaining
Exercise		contractual	Exercise		contractual
price	Number	life(years)	price	Number	life(years)
$1.45	348,000	3.0	$1.45	135,000	3.0

$2.30	94,000	4.8	$2.30	-	-